Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset derivatives fair value
Total derivatives fair value	$ 6,614	$ 12,318
Effect of master netting agreements	(5,224)	(8,612)
Fair value after effect of master netting agreements	1,390	3,706
Liability derivatives fair value
Total derivatives fair value	6,462	11,909
Effect of master netting agreements	(3,831)	(9,033)
Fair value after effect of master netting agreements	$ 2,631	$ 2,876
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities (including allowance for credit losses on lending-related commitments of $74 and $72, also includes $617 and $422, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $74 and $72, also includes $617 and $422, at fair value)
Derivative asset, collateral, obligation to return cash, offset	$ 2,107	$ 1,953
Derivative liability, collateral, right to reclaim cash, offset	714	2,374
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(685)	(835)
Liability derivatives fair value
Effect of master netting agreements	(456)	(475)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(4,523)	(7,698)
Liability derivatives fair value
Effect of master netting agreements	(3,348)	(8,533)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(16)	(79)
Liability derivatives fair value
Effect of master netting agreements	(27)	(25)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	358	781
Liability derivatives fair value
Total derivatives fair value	81	12
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	74,525	66,805
Asset derivatives fair value
Total derivatives fair value	305	326
Liability derivatives fair value
Total derivatives fair value	0	0
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	11,817	12,048
Asset derivatives fair value
Total derivatives fair value	53	455
Liability derivatives fair value
Total derivatives fair value	81	12
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	6,256	11,537
Liability derivatives fair value
Total derivatives fair value	6,381	11,897
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	202,299	169,523
Asset derivatives fair value
Total derivatives fair value	718	835
Liability derivatives fair value
Total derivatives fair value	973	1,210
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	1,131,252	919,690
Asset derivatives fair value
Total derivatives fair value	5,517	10,559
Liability derivatives fair value
Total derivatives fair value	5,351	10,636
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	6,366	5,321
Asset derivatives fair value
Total derivatives fair value	21	143
Liability derivatives fair value
Total derivatives fair value	44	34
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	279	324
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 13	$ 17